Consolidated Statements of Shareholders' Deficit (USD $) In Thousands	Total	Share Capital [Member]	Deficit [Member]	Accumulated other comprehensive (loss) income [Member]	Additional paid-in capital [Member]
Beginning balance at Mar. 31, 2011	$ (43,273)	$ 721,819	$ (762,379)	$ (11,894)	$ 9,181
Net income	31,044		31,044
Participant Equity Loan Plan (note 9)	135	135
Repurchase of common shares (note 9)	(9,755)	(25,555)			15,800
Other comprehensive income	1,112			1,112
Stock-based compensation expense	9,128				9,128
Ending balance at Mar. 31, 2012	(11,609)	696,399	(731,335)	(10,782)	34,109
Net income	(54,495)		(54,495)
Participant Equity Loan Plan (note 9)	509	680			(171)
Repurchase of common shares (note 9)	(750)	(5,435)			4,685
Other comprehensive income	2,045			2,045
Stock-based compensation expense	3,284	218			3,066
Shares issued under stock plans		408			(408)
Ending balance at Mar. 31, 2013	(61,016)	692,270	(785,830)	(8,737)	41,281
Net income	20,544		20,544
Participant Equity Loan Plan (note 9)	603	603
Other comprehensive income	7,273			7,273
Stock-based compensation expense	3,603				3,603
Shares issued under stock plans	22	1,168			(1,146)
Ending balance at Mar. 31, 2014	$ (28,971)	$ 694,041	$ (765,286)	$ (1,464)	$ 43,738